Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0001169580
Registrant Name	AETOS MULTI-STRATEGY ARBITRAGE FUND LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES